Investments and Equity Method Investments - Schedule of (Losses) Gains on Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
(Loss) gain on investments	$ (38,673)	$ 2,755	$ (38,223)	$ 15,377	$ (11,543)	$ (3,733)	$ (27,200)
Loss on equity method investments	(10,166)	(4,346)	(31,053)	(32,970)	(77,284)	(396)	(27,533)
Synlogic, Inc. common stock [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(7,926)	1,965	(8,053)	10,969	1,649	(2,663)	(19,403)
Synlogic, Inc. warrants [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(3,185)	790	(3,236)	4,408	662	(1,070)	(7,797)
Cronos Group Inc. [Member]
Net Investment Income [Line Items]
(Loss) gain on investments					(13,854)
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	(5,424)	(4,346)	(10,411)	(8,375)	(17,230)	(396)	(1,730)
Allonnia, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	0	0	0	(12,698)	(12,698)		(24,480)
Arcaea LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	0	0	0	(11,897)	(47,356)
Glycosyn, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments							$ (1,323)
Genomatica [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(10,115)	0	(10,115)	0
Marketable Equity Securities [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(17,447)	0	(16,819)	0
Verb Biotics Llc [Member]
Net Investment Income [Line Items]
Loss on equity method investments	0	0	(15,900)	0
Biomedit Llc [Member]
Net Investment Income [Line Items]
Loss on equity method investments	(4,552)	0	(4,552)	0
Other [Member]
Net Investment Income [Line Items]
Loss on equity method investments	$ (190)	$ 0	$ (190)	$ 0